Document and Entity Information	Feb. 27, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Feb. 27, 2020
Entity File Number	001-36690
Entity Registrant Name	Zayo Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1398293
Entity Address, Address Line One	1821 30th Street, Unit A
Entity Address, State or Province	CO
Entity Address, City or Town	Boulder
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	381-4683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ZAYO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001608249
Amendment Flag	false